SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2013
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION [Abstract]
SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

NOTE 14:   SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION

a.	Summary information about geographic areas:

The Company manages its business on the basis of one reportable segment (see Note 1 for a brief description of the Company's business) and follows the requirements of ASC Topic 280, "Segment Reporting".

The following is a summary of revenues from external customers of the continued operations within geographic areas and data regarding property and equipment, net:

	Year ended December 31,
	2013		2012		2011
	Total	Property and	Total	Property and	Total	Property and
	Revenues	Equipment, net	revenues	Equipment, net	revenues	Equipment, net
	$	$	$	$	$	$
East European country (*)	7,455	-	8,637	-	7,498	-
United States	199	17	217	17	344	24
Israel	232	159	86	76	80	72
Africa	903	-	-	-	-	-
South America	33	-	-	-	-	-

	8,822	176	8,940	93	7,922	96

-	Revenues were attributed to countries based on the customer's location.
-	Property and equipment were classified based on geographic areas in which such property and equipment items are held.

(*) Due to the demand of the customer, the name of the specific country cannot be disclosed.

b.	Summary of revenues from external customers based on products and services:

	Year ended December 31,
	2013	2012	2011
	$	$	$

Raw materials and equipment	5,392	3,856	5,822
Maintenance, royalties and project management	3,430	5,084	2,100

	8,822	8,940	7,922

c.	Major customer data as a percentage of total sales:

	Year ended December 31,
	2013	2012	2011

Customer A	73%	64%	95%